Leases - Summary of expenses, and cash outflows related to lease arrangements (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Disclosure of expenses and cash outflows related to leases [line items]
Depreciation expense for right-of-use assets	¥ 53,917
Interest expense on lease liabilities	2,375
Expense relating to short-term leases	4,578
Expense relating to leases of low-value assets	4,934
Total cash outflow for leases	65,339
Property [member]
Disclosure of expenses and cash outflows related to leases [line items]
Depreciation expense for right-of-use assets	50,366
Machinery and equipment [member]
Disclosure of expenses and cash outflows related to leases [line items]
Depreciation expense for right-of-use assets	1,076
Tools, furniture and fixtures [member]
Disclosure of expenses and cash outflows related to leases [line items]
Depreciation expense for right-of-use assets	¥ 2,475